Average Annual Total Returns	12 Months Ended	60 Months Ended	117 Months Ended				120 Months Ended	205 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	[2]	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)			0.81%	[1]	1.26%
Bloomberg Global Aggregate Bond USD Hedged Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.86%	0.34%			2.13%	[1]	2.39%
Lipper Global Income Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	8.24%	(0.51%)	1.76%				1.96%
T. Rowe Price Global Multi-Sector Bond Fund, Inc. - Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.36%	1.06%					3.69%
Performance Inception Date								Dec. 15, 2008
T. Rowe Price Global Multi-Sector Bond Fund, Inc. - Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.14%	(0.68%)					2.05%
T. Rowe Price Global Multi-Sector Bond Fund, Inc. - Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.73%	0.05%					2.14%
T. Rowe Price Global Multi-Sector Bond Fund, Inc. - I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.54%	1.22%			3.66%
Performance Inception Date					Mar. 23, 2016
T. Rowe Price Global Multi-Sector Bond Fund, Inc. - Advisor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.06%	0.77%					3.40%
Performance Inception Date								Dec. 15, 2008

[1]	Return since 3/23/16.
[2]	Return since 3/31/16.